Short-term Borrowings - Additional Information (Details) - Bank Borrowings	Jun. 30, 2021	Dec. 31, 2020
Minimum
Short Term Debt [Line Items]
Short-term borrowings bearing interest rate	2.50%	1.90%
Maximum
Short Term Debt [Line Items]
Short-term borrowings bearing interest rate	5.22%	5.22%
Weighted Average
Short Term Debt [Line Items]
Short-term borrowings bearing interest rate	3.55%	4.58%